BUSINESS ACQUISITIONS (Details) - Medmen Enterprises Inc. [Member] - USD ($)		12 Months Ended
		Jun. 26, 2021	Jun. 27, 2020	Jun. 27, 2020	Dec. 02, 2019
Business Acquisition [Line Items]
Net Income (Loss)				$ 1,000,000
TOTAL [Member]
Business Acquisition [Line Items]
Cash			$ 1,000,000	1,000,000
Relief of Credit			6,930,557	6,930,557
Present Value of Deferred Payments			1,875,000	1,875,000
Contingent Consideration			9,833,000	9,833,000
Total Consideration			$ 19,638,557	19,638,557
Subordinate Voting Shares			5,112,263
Current assets			$ 942,771	942,771
Fixed Assets			430,621	430,621
Deferred Tax Liabilities			(3,428,210)	(3,428,210)
Customer Relationships			1,130,000	1,130,000
Dispensary License			9,600,000	9,600,000
Total Intangible Assets			10,730,000	10,730,000
Total Identifiable Net Assets			8,675,182	8,675,182
Goodwill	[1]		10,963,375	10,963,375
Total Preliminary Accounting Estimate of Net Assets Acquired			19,638,557	19,638,557
Acquisition Costs Expensed	[2]		421,497
Net Income (Loss)			(266,247)
Revenues			9,080,426
Pro Forma Net Income (Loss)	[3]		(122,726)
Pro Forma Revenues	[3]		4,538,035
MattnJeremy, Inc. [Member] | September 3, 2019 [Member]
Business Acquisition [Line Items]
Cash			1,000,000	1,000,000
Relief of Credit
Present Value of Deferred Payments			1,875,000	1,875,000
Contingent Consideration			9,833,000	9,833,000
Total Consideration			$ 12,708,000	12,708,000
Subordinate Voting Shares			5,112,263
Current assets			$ 405,000	405,000
Fixed Assets
Deferred Tax Liabilities			(1,844,465)	(1,844,465)
Customer Relationships			830,000	830,000
Dispensary License			5,100,000	5,100,000
Total Intangible Assets			5,930,000	5,930,000
Total Identifiable Net Assets			4,490,535	4,490,535
Goodwill	[1]		8,217,465	8,217,465
Total Preliminary Accounting Estimate of Net Assets Acquired			12,708,000	12,708,000
Acquisition Costs Expensed	[2]		421,497
Net Income (Loss)			(1,136,536)
Revenues			2,797,177
Pro Forma Net Income (Loss)	[3]		10,000
Pro Forma Revenues	[3]		50,000
MME Evanston Retail, LLC [Member]
Business Acquisition [Line Items]
Total Consideration					$ 6,930,557
MME Evanston Retail, LLC [Member] | December 2, 2019 [Member]
Business Acquisition [Line Items]
Cash
Relief of Credit			6,930,557	6,930,557
Present Value of Deferred Payments
Contingent Consideration
Total Consideration			$ 6,930,557	6,930,557
Subordinate Voting Shares
Current assets			$ 537,771	537,771
Fixed Assets			430,621	430,621
Deferred Tax Liabilities			(1,583,745)	(1,583,745)
Customer Relationships			300,000	300,000
Dispensary License			4,500,000	4,500,000
Total Intangible Assets			4,800,000	4,800,000
Total Identifiable Net Assets			4,184,647	4,184,647
Goodwill	[1]		2,745,910	2,745,910
Total Preliminary Accounting Estimate of Net Assets Acquired			6,930,557	$ 6,930,557
Acquisition Costs Expensed	[2]
Net Income (Loss)			870,289
Revenues			6,283,249
Pro Forma Net Income (Loss)	[3]		(132,726)
Pro Forma Revenues	[3]		$ 4,488,035

[1]	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally speaking, goodwill related to dispensaries acquired within a state adds to the footprint of the MedMen dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
[2]	Acquisition costs include amounts paid in cash and equity. Of the acquisition costs paid in equity during 2020, the Company issued 214,716 Subordinate Voting Shares valued at the trading price of the Subordinate Voting Shares upon grant ($421,497).
[3]	If the acquisition had been completed on July 1, 2019 for the 2020 Acquisitions, the Company estimates it would have recorded increases in revenues and net income (loss) shown in the pro forma amounts above.